Other Income and Expenses - Summary of Other Income, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Line Items]
Total other income, net	¥ 8,700	¥ 4,385	¥ 3,830
Government Grants
Other Income And Expenses [Line Items]
Total other income, net	3,963	1,218	1,054
Covid 19 Related Rent Concessions from a Lessor
Other Income And Expenses [Line Items]
Total other income, net		778
Foreign Exchange Differences, Net
Other Income And Expenses [Line Items]
Total other income, net	(1,032)	361	1,173
Additional Deduction of VAT
Other Income And Expenses [Line Items]
Total other income, net	502	1,864	684
Bad Debt Recovery
Other Income And Expenses [Line Items]
Total other income, net	5,201		200
Others
Other Income And Expenses [Line Items]
Total other income, net	¥ 66	¥ 164	¥ 719